Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policy Information [Abstract]
Schedule of Estimated Useful Lives in Years of Satellites, Property and Other Equipment

Below are the estimated useful lives in years of satellites, property and other equipment as at December 31, 2024.

Years
Satellites	3 to 15
Right-of-use assets	2 to 27
Antennas, satellite control and communication equipment	7 to 20
Building, equipment and other	2 to 25

Below are the estimated useful lives in years of the finite life intangible assets as at December 31, 2024.

Years
Customer relationships	20 to 21
Customer contracts	15
Concession rights	3 to 15
Software	5
Patents	18